Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

5.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 31.64% of the Company’s outstanding shares, excluding treasury shares held by the Company, at December 31, 2019. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. Our related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to the Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company provides administrative services to one of its equity method investees.

The Company sold products to the Fresenius SE Companies and made purchases from the Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In May 2019, the Company entered into a ten-year agreement with one of the Fresenius SE Companies for the manufacturing of infusion bags. In order to establish the new production line, the Company purchased machinery from one of the Fresenius SE Companies in the amount of €7,183 during the year ended December 31, 2019 and €4,497 during the year ended December 31, 2018.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd. Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €752,837 of pharmaceuticals, of which €423,545 is committed at December 31, 2019 for 2020. The terms of these agreements run up to five years.

Under the CMS' Comprehensive ESRD Care Model, the Company and participating physicians formed entities known as ESCOs as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESRD patients while lowering CMS' costs. The Company has entered into participation/services agreements with these ESCOs, which are accounted for as equity method investees.

Below is a summary, including the Company’s receivables from and payables to the indicated parties resulting from the above described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	2019		2018		2017		December 31, 2019		December 31, 2018
	Sales of	Purchases of	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	services	services	receivable	payable	receivable	payable
Service agreements(1)
Fresenius SE	153	29,114	445	24,456	381	21,704	35	360	378	4,019
Fresenius SE affiliates	4,420	105,832	3,819	101,590	11,111	81,491	2,003	6,416	681	8,470
Equity method investees	49,052	—	58,362	—	82,628	—	68,300	—	108,655	—
Total	53,625	134,946	62,626	126,046	94,120	103,195	70,338	6,776	109,714	12,489

Products
Fresenius SE	3	—	—	—	1	—	—	—	—	—
Fresenius SE affiliates	44,771	37,279	33,564	39,181	30,529	40,467	16,803	3,405	8,750	3,658
Equity method investees	—	469,474	—	399,667	—	399,180	—	36,262	—	57,975
Total	44,774	506,753	33,564	438,848	30,530	439,647	16,803	39,667	8,750	61,633
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €8,352 and €9,376 at December 31, 2019 and 2018.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with the Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The majority of the leases expire at the end of 2026.

Below is a summary resulting from the above described lease agreements with related parties. For information on the implementation of IFRS 16, see note 1.

Lease agreements with related parties

in € THOUS

	2019			2018		2017		December 31, 2019
		Interest	Lease	Lease	Lease	Lease	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	income	expense	income	expense	asset	liability
Fresenius SE	4,580	501	4,005	—	8,745	—	8,456	30,336	30,820
Fresenius SE affiliates	12,589	1,396	452	—	15,852	—	13,676	91,879	92,126
Total	17,169	1,897	4,457	—	24,597	—	22,132	122,215	122,946
(1)	Short-term leases and expenses relating to variable lease payments are exempted from balance sheet recognition.

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of December 31, 2019 and December 31, 2018, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €71,078 and €80,228, respectively. As of December 31, 2019 and December 31, 2018, the Company had accounts payable to Fresenius SE related to short-term financing in the amount of €38,050 and €32,454, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due on August 21, 2020 with an interest rate of 0.930%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2020 with an interest rate of 0.930%.

At December 31, 2018, a subsidiary of Fresenius SE held unsecured bonds issued by the Company in the amount of €6,000. One bond was issued in 2012 with a coupon of 5.25% and interest paid semiannually until maturity in 2019. At December 31, 2019, the subsidiary of Fresenius SE held another unsecured bond issued by the Company in the amount of €1,000. This bond was issued in 2011 with  a coupon of 5.25% and interest payable semiannually until maturity in 2021. For further information on these bonds, see note 14.

At December 31, 2019 and December 31, 2018, the Company borrowed from Fresenius SE in the amount of €18,865 at an interest rate of 0.930% and €185,900 at an interest rate of 0.825%, respectively. For further information on this loan agreement, see note 13.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €23,905,  €14,612 and €25,995, respectively, for its management services during 2019, 2018 and 2017 and included an annual fee of €120 as compensation for assuming liability as general partner. The annual fee is set at 4% of the amount of the General Partner's share capital (€3,000 as of December 31, 2019). As of December 31, 2019 and December 31, 2018, the Company had accounts receivable from the General Partner in the amount of €977 and €176, respectively. As of December 31, 2019 and December 31, 2018, the Company had accounts payable to the General Partner in the amount of €34,170 and €47,205, respectively.

The Chairman of the Company's Supervisory Board, Dr. Dieter Schenk, is also Vice Chairman of the supervisory board of the general partner of Fresenius SE as well as the Vice Chairman of the supervisory board of the Company's General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He was also a partner in a law firm which provided services to the Company and certain of its subsidiaries until December 31, 2017. While Dr. Dieter Schenk was a partner in the law firm, the Company incurred expenses in the amount of €2,337 for services during 2017. The Chairman of the supervisory board of Fresenius SE and of the general partner of Fresenius SE, Dr. Gerd Krick, is also a member of the supervisory board of the Company's General Partner. Three of the six members of the Company's Supervisory Board, including the Chairman Dr. Dieter Schenk and the Vice Chairman Rolf A. Classon, are also members of the supervisory board of the Company's General Partner.

The Chairman of the supervisory board of the Company's General Partner, Stephan Sturm, is also the Chairman of the management board of the general partner of Fresenius SE. Rachel Empey is a member of the supervisory board of the Company's General Partner as well as a member of the management board of the general partner of Fresenius SE. Additionally, the Chairman and Chief Executive Officer of the Management Board of the Company's General Partner, Rice Powell, is a member of the Management Board of the general partner of Fresenius SE.

For information regarding compensation of the Management Board and the Supervisory Board of the Company see note 28.